Non-Controlling Interest (Details) - Schedule of Stock Option Activity	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Nonvested Beginning, Shares | shares	250,000
Weighted- Average Grant Date Fair Value, Nonvested Beginning | $ / shares	$ 13.28
Granted, Shares | shares
Granted, Weighted- Average Grant Date Fair Value | $ / shares
Vested, Shares | shares
Vested, Weighted- Average Grant Date Fair Value | $ / shares
Cancelled, Shares | shares	200,000	[1]
Cancelled , Weighted- Average Grant Date Fair Value | $ / shares	$ 12.49	[1]
Nonvested Ending, Shares | shares	50,000
Weighted- Average Grant Date Fair Value, Nonvested Ending | $ / shares	$ 12.49

[1]	Cancelled units represents unvested units granted to cliff vest on the grant anniversary date. However, the employees were terminated before the grant date anniversary. As a result, the previously recognized expenses of $421,371 was reversed.